As filed with the U.S. Securities and Exchange Commission

on September 5, 2008

Securities Act File No. 333-111662
Investment Company Act File No. 811-21482

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☒

Pre-Effective Amendment No.                  ☐

Post-Effective Amendment No. 13 ☒

and/or

Registration Statement Under The Investment Company Act Of 1940 ☒

Amendment No. 13 ☒

(Check appropriate box or boxes)

AIG SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 858-8850

Gregory N. Bressler, Esq.

Senior Vice President and General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and Address of Agent for Service)

With copies to: Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 19, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registration Statement of AIG Series Trust (the “Trust” or “Registrant”) on Form N-1A (File No. 33-111662) (the “Amendment”) is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 12 from September 6, 2008 to September 19, 2008.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 23, 2008 (“Amendment No. 12”).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 23, 2008.

PART C

OTHER INFORMATION

ITEM 23: EXHIBITS.

(a)(i)        Certificate of Trust - Incorporated herein by reference to Registrant’s initial Form N-1A Registration Statement(File No.(333-111662) filed on December 31, 2003.

(ii)      Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(iii)     Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(b)(i)       By-Laws - Incorporated herein by reference to Registrant’s initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.

(ii)      Amendment No. 1 to the By-Laws - Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22,2004.

(c)           Instruments Defining Rights of Shareholders - Incorporated herein by reference to Exhibits (a) and (b) above.

(d)(i)       Form of Investment Advisory and Management Agreement between Registrant and AIG SunAmerica Asset Management Corp. (“AIG SunAmerica”) - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(ii)      Form of Subadvisory Agreement between Registrant, AIG SunAmerica and Trajectory Asset Management LLC (“Trajectory”) - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. (333-111662) filed on June 22, 2004.

(iii)     Amendment to Subadvisory Agreement between Registrant, AIG SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds).  Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. (333-111662) filed on February 28, 2007.

(iv)     Amendment to Subadvisory Agreement between Registrant, AIG SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(v)      Investment Advisory and Management Agreement between Registrant and AIG SunAmerica (Alternative Strategies Fund) - To be filed by amendment.

(vi)     Subadvisory Agreement between AIG SunAmerica and Pelagos Capital Management, LLC (“Pelagos”) (Alternative Strategies Fund) - To be filed by amendment.

(e)(i)        Form of Distribution Agreement between Registrant and AIG SunAmerica Capital Services, Inc. - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(ii)      Form of Selling Agreement - Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(f)(i)   Directors’/Trustees’ Retirement Plan, as amended - Incorporated herein by reference to Post Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(g)(i)       Master Custodian Contract - Incorporated by reference to Post Effective Amendment No. 42 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 24, 2006.

(h)(i)       Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(i)(a)  Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.  Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. (333-111662) filed on February 28, 2007.

(ii)      Form of Service Agreement between Registrant and AIG SunAmerica Fund Services, Inc. - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(iii)     Form of Put Agreement among Registrant, AIG SunAmerica, Trajectory and Prudential Global Funding (“PGF”) - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(iv)     Form of Indemnification Agreement by and between AIG SunAmerica Capital Services, Inc., PGF and Prudential Financial, Inc. (“Prudential Financial”) - Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(v)      Administrative and Shareholder Services Agreement between Registrant and AIG SunAmerica Capital Services, Inc. (2010, 2015 and 2020 High Watermark Funds – Class I shares) – To be filed by amendment.

(vi)     Administrative and Shareholder Services Agreement between Registrant and AIG SunAmerica Capital Services, Inc. (Alternative Strategies Fund – Class W shares) – To be filed by amendment.

(vii)    Form of Expense Limitation Agreement by and among Registrant, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Focused Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and AIG SunAmerica – To be filed by amendment.

(i)(i)         Opinion of Counsel to the Registrant – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(ii)      Opinion of Counsel to the Registrant (Alternative Strategies Fund) – To be filed by amendment.

(j)            Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(k)           Not Applicable.

(l)            Not applicable.

(m)(i)       Form of Distribution Plan pursuant to Rule 12b-1 (2010, 2015 and 2020 High Watermark Funds Class A shares) – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(ii)      Form of Distribution Plan pursuant to Rule 12b-1 (2010, 2015 and 2020 High Watermark Funds Class C shares) – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(n)(i)          Amended and Restated Rule 18f-3 Plan – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(o)(i)       Power of Attorney – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(p)(i)       Code of Ethics of AIG SunAmerica, AIG SunAmerica Capital Services Inc. and Registrant - Incorporated by Reference to Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(ii)      Code of Ethics for Trajectory - effective February 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(iii)     Code of Ethics for Pelagos – To be filed by amendment.

ITEM 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The following open-end management investment companies may be considered to be under common control with the Registrant:

Anchor Series Trust

SunAmerica Equity Funds

SunAmerica Focused Series, Inc.

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

Seasons Series Trust

SunAmerica Series Trust

SunAmerica Focused Alpha Growth Fund, Inc.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

ITEM 25.        INDEMNIFICATION.

Article VII, Section 3 of the Registrant’s Declaration of Trust provides as follows:

Section 3        INDEMNIFICATION

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)       every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)      for purposes of this Section 3 and Section 5 of this Article VII below, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)           No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c)           The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The descriptions of AIG SunAmerica, the Registrant’s investment adviser, under the heading “Fund Management” in the Prospectus and “Manager, Adviser, Personal Securities Trading, Distributor and Servicing Agent” in the Statement of Additional Information, constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

Trajectory and Pelagos, the Advisers of certain of the Funds of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Securities and Exchange Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:

File No.
Trajectory Asset Management LLC	801-62662

Pelagos Capital Management, LLC	801-69056

The following chart provides the names of each director, officer or partner of AIG SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Advisor

Peter A. Harbeck	AIG SunAmerica	Director, President and Chief Executive Officer	Director, AIG SunAmerica Capital Services, Inc., President and Chief Executive Officer, AIG Advisor Group, Inc.

Jay S. Wintrob	AIG SunAmerica	Director	Executive Vice President, American International Group, Inc.* President & Chief Executive Officer, AIG Retirement Services, Inc.* Director, AIG Advisor Group, Inc.*

Christine A. Nixon	AIG SunAmerica	Director, Secretary

Senior Vice President, General Counsel & Secretary, AIG Retirement Services, Inc.* Secretary, AIG Advisor Group, Inc.* Senior Vice President &  Secretary, AIG SunAmerica Life Assurance Company* Senior Vice President & Secretary, First SunAmerica Life Insurance Company* Senior Vice President, General Counsel & Secretary, First SunAmerica Life Insurance Company*

Christopher Swift	AIG SunAmerica	Director	Vice President, American International Group, Inc.* Director, AIG Retirement Services, Inc.* Director, First SunAmerica Life Insurance Company* Director, AIG Advisor Group, Inc.*

* Principal Business Addresses:

American International Group, Inc., 70 Pine Street, New York, NY 10270

AIG Retirement Services, Inc., 1 SunAmerica Center, Los Angeles, CA 90067

AIG Advisor Group, Inc., One World Financial Center, New York, NY 10281,
2300 Windy Ridge Parkway, Suite 1100, Atlanta, Georgia 30339,
2800 N. Central Ave. Ste. 2100, Phoenix, AZ 85004-1072

AIG SunAmerica Life Assurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

James Nichols	AIG SunAmerica	Senior Vice President	President, Chief Executive Officer, AIG SunAmerica Capital Services, Inc.

John T. Genoy	AIG SunAmerica	Senior Vice President, Chief Financial Officer, Chief Operating Officer	None

Vincent M. Marra	AIG SunAmerica	Senior Vice President	None

Timothy P. Pettee	AIG SunAmerica	Senior Vice President, Chief Investment Officer	None

Suzanne Onyskow	AIG SunAmerica	Senior Vice President, Chief Administration Officer	None

Cynthia A. Skrehot	AIG SunAmerica	Vice President	Chief Compliance Officer, AIG SunAmerica (2002-2006)

Michael Cheah	AIG SunAmerica	Senior Vice President	None

Donna M. Handel	AIG SunAmerica	Senior Vice President	None

Steven Neimeth	AIG SunAmerica	Senior Vice President	None

Jay Rushin	AIG SunAmerica	Senior Vice President	Portfolio Manager (1998-2005) AIM Investments 11 Greenway Plaza, Ste. 1919 Houston, TX 77046

Gregory N. Bressler	AIG SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None

Frank Curran	AIG SunAmerica	Vice President, Controller	None

Kathleen Fuentes	AIG SunAmerica	Vice President	Associate (from 1998-2006) Paul Hastings, Janofsky & Walker, LLP Park Avenue Tower 75 E. 55th Street First Floor New York, NY 10022

First SunAmerica Life Insurance Company, 733 Third Avenue, New York, NY 10017

SunAmerica Life Insurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

Reference is also made to the caption “Fund Management” in the Prospectus constituting Part A of the Registration Statement and “Manager, Adviser, Personal Securities Trading, Distributor and Servicing Agent” and “Trustees and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.

Thomas Bennett	AIG SunAmerica	Vice President	None

Nori L. Gabert	AIG SunAmerica	Vice President	None

Gregory Kingston	AIG SunAmerica	Vice President	None

Allison Larkin	AIG SunAmerica	Vice President	None

Geroge Mitrica	AIG SunAmerica	Vice President	None

Iris Mojica	AIG SunAmerica	Vice President	None

James Monaghan	AIG SunAmerica	Vice President	None

Gregory S. Parker	AIG SunAmerica	Vice President	None

Stephen A. Schoepke	AIG SunAmerica	Vice President	None

Andrew Sheridan	AIG SunAmerica	Vice President	None

Guillermo Taveras	AIG SunAmerica	Vice President	None

Betsy Treitler	AIG SunAmerica	Vice President	None

Cecilia Rosado	AIG SunAmerica	Assistant Vice President	None

Kathryn Pearce	AIG SunAmerica	Vice President	None

Keith Roach	AIG SunAmerica	Vice President	None

Patricia Auld	AIG SunAmerica	Vice President	None

Miriam Gonzalez	AIG SunAmerica	Vice President	None

Virginia N. Puzon	AIG SunAmerica	Vice President

Director, Corporate Legal Affairs and Assistant Secretary AIG Retirement Services, Inc. Assistant Secretary, AIG Advisor Group, Inc. AIG SunAmerica Life Assurance Company SunAmerica Life Insurance Company

Matthew J. Hackethal	AIG SunAmerica	Chief Compliance Officer	Vice President, Credit Suisse Asset Management Eleven Madison Avenue New York, NY 10010 (2002-2006)

John McLean	AIG SunAmerica	Vice President	Vice President and Associate General Counsel (2003-2007) Cohen & Steers Capital Management, Inc. 280 Park Avenue, New York, NY 10017

ITEM 27.     PRINCIPAL UNDERWRITERS.

(a)  The principal underwriter of the Registrant also acts as principal underwriter for:

SunAmerica Income Funds

SunAmerica Equity Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Focused Series, Inc.

SunAmerica Series Trust

SunAmerica Senior Floating Rate Fund, Inc.

(b)  The following persons are the officers and directors of AIG SunAmerica Capital Services, Inc., the principal underwriter of Registrant’s Shares:

Name and Principal	Position With	Position With
Business Address	Underwriter	Registrant

Peter A. Harbeck Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Director	Trustee

James Nichols Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	President, Chief Executive Officer and Director	Vice President

Joseph D. Neary Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Compliance Officer	None

William J. Kuzmich Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Director	None

Frank P. Curran Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Financial Officer	None

(c)  Not applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS.

AIG SunAmerica, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant’s custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, Boston Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572.  AIG SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019, Trajectory Asset Management LLC, 780 Third Avenue, 32nd Floor, New York, NY 10017 and Pelagos Capital Management, LLC, One International Place, 14th Floor, Boston, MA 02110.

ITEM 29.      MANAGEMENT SERVICES.

Not applicable.

ITEM 30.     UNDERTAKINGS.

The following undertakings relate solely to the Funds as an individual series of the Trust. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Funds and any action taken by the Trust, on behalf of the Funds, shall be limited to the Funds and shall not require any action to be taken by any other series of the Trust. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1.   During the Investment Period, the Registrant hereby undertakes to promptly supplement the Prospectus and mail notices to current shareholders after the of happening of significant events related to the Put Agreement. These significant events include (i) the termination of the Put Agreement; (ii) the insolvency of Prudential Financial or PGF; (iii) a default under the Put Agreement which has a material adverse effect on the shareholders’ right to receive the Protected High Watermark Value; or (iv) a reduction in the credit rating of Prudential Financial’s long-term debt securities as issued by Standard & Poor’s Corporation (or its successors) or Moody’s Investors Service, Inc. (or its successors) to BBB- or lower or Baa3 or lower, respectively.

2.   If at any time during the Investment Period during which the Registrant is required to file amendments to its registration statement with respect to the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”), Prudential Financial (or such successors or substituted entities) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements for Prudential Financial (or any successors or substituted entities thereto) covering the periods that would otherwise have been required by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Funds, the consent of the independent auditors of Prudential Financial (or such successors or substituted entities), as applicable, regarding such reports.

3.   During the Investment Period, the Registrant hereby undertakes to include in the Registrant’s annual and semiannual report to shareholders with respect to the Funds an offer to supply the most recent annual and/or quarterly report of Prudential Financial and PGF or their successors to the Put Agreement, respectively, free of charge, upon a shareholder’s request.

4.   The Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act with respect to the Funds to incorporate by reference the annual report on Form 10-K or include the audited financial statements covering the periods that would otherwise have been required by Form 10-K for each of (i) PGF; (ii) Prudential Financial; (iii) PGF’s and Prudential Financial’s successors to the Put Agreement, as applicable; or (iv) any entity which is replaced or substituted for PGF or Prudential Financial under a new put agreement or financial warranty agreement or the existing Put Agreement. PGF has represented to Registrant that its audited financial statements to be included in Registrant’s registration statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP, as if PGF was required to file Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Funds, the consent of the independent auditors of each of Prudential Financial and PGF (or such successors or substituted entities), as applicable, regarding such reports.

5.   In the event the Registrant enters into a new put agreement or financial warranty agreement with an entity other than PGP or Prudential Financial (“Substitute Put Provider”), and such Substitute Put Provider files Forms 10-K under the Exchange Act then Registrant hereby undertakes to incorporate by reference in its Statement of Additional Information on an annual basis under the 1940 Act updated audited financial statements for the Substitute Put Provider included in such Forms 10-K under the Exchange Act. In the event that at any time during the Investment Period during which the Registrant is required to file amendments to its Registration Statement under the 1940 Act the Substitute Put Provider ceases to file a Form 10-K pursuant to the Exchange Act or if any other Substitute Put Provider is not required to file a Form 10-K pursuant to the Exchange Act, the Registrant undertakes to update its Registration Statement on an annual basis under the 1940 Act to include updated audited financial statements for the then-current Substitute Put Provider (or any successors or substituted entities thereto) and will obtain a representation from said Substitute Put Provider (or any successors or substituted entities thereto) that its audited financial statements provided to Registrant for inclusion in Registrant’s Registration Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP covering the periods that would be required if the Substitute Put Provider was required to file Form 10-K under the Exchange Act. Any Substitute Put Provider’s audited financial statements will also be incorporated by reference in Registrant’s Statement of Additional Information. Further, the Registrant undertakes under any circumstances described in this paragraph to include as an exhibit to its Registration Statement as it relates to the Registrant, the consent of the independent auditors of the Substitute Put Provider (or such successors or substituted entities), as applicable, regarding such financial statements.

6.   The Registrant hereby undertakes to update its registration statement to include as an exhibit the executed Put Agreement (excluding those provisions that may be omitted pursuant to an order granting confidential treatment of information pursuant to Rule 406 under the Securities Act of 1933) after it has been issued by PGF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 5th day of September, 2008.

AIG SERIES TRUST
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLES	DATE

*
Peter A. Harbeck	Trustee	September 5, 2008

/s/ Donna M. Handel
Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	September 5, 2008

*
Jeffrey S. Burum	Trustee	September 5, 2008

*
Samuel M. Eisenstat	Trustee	September 5, 2008

*
Stephen J. Gutman	Trustee	September 5, 2008

*
William F. Devin	Trustee	September 5, 2008

*
Dr. Judith L. Craven	Trustee	September 5, 2008

*
William J. Shea	Trustee	September 5, 2008

/s/ John Genoy
John Genoy	President (Principal Executive Officer)	September 5, 2008

*By:

/s/ Kathleen Fuentes	September 5, 2008
Kathleen Fuentes, Attorney-in-Fact